Loans and Allowance for Credit Losses (Ages of Past Due Loans by Class) (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2018	Mar. 31, 2018
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		¥ 477,472	¥ 490,720
Loans, current		117,185,120	116,545,125
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1],[2]	117,662,592	117,035,845
Loans, greater than 90 days past due and accruing		14,652	19,079
1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		256,655	262,572
Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		220,817	228,148
Commercial [Member] | Domestic [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		59,976	57,203
Loans, current		50,422,441	50,955,451
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1],[2]	50,482,417	51,012,654
Loans, greater than 90 days past due and accruing		5,551	6,419
Commercial [Member] | Domestic [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		13,946	13,290
Commercial [Member] | Domestic [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		46,030	43,913
Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		3,062	2,795
Loans, current		10,707,542	10,867,094
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1],[2]	10,710,604	10,869,889
Commercial [Member] | Domestic [Member] | Manufacturing [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		1,368	1,495
Commercial [Member] | Domestic [Member] | Manufacturing [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		1,694	1,300
Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		902	796
Loans, current		697,434	779,925
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1],[2]	698,336	780,721
Loans, greater than 90 days past due and accruing		13
Commercial [Member] | Domestic [Member] | Construction [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		589	359
Commercial [Member] | Domestic [Member] | Construction [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		313	437
Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		7,046	5,315
Loans, current		11,674,522	11,686,599
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1],[2]	11,681,568	11,691,914
Loans, greater than 90 days past due and accruing		1,948	1,633
Commercial [Member] | Domestic [Member] | Real Estate [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		2,302	2,090
Commercial [Member] | Domestic [Member] | Real Estate [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		4,744	3,225
Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		1,496	1,645
Loans, current		2,565,634	2,665,709
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1],[2]	2,567,130	2,667,354
Loans, greater than 90 days past due and accruing			26
Commercial [Member] | Domestic [Member] | Services [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		707	1,025
Commercial [Member] | Domestic [Member] | Services [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		789	620
Commercial [Member] | Domestic [Member] | Wholesale and Retail [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		6,141	8,084
Loans, current		7,826,582	7,962,875
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1],[2]	7,832,723	7,970,959
Loans, greater than 90 days past due and accruing		73	1,349
Commercial [Member] | Domestic [Member] | Wholesale and Retail [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		4,181	3,886
Commercial [Member] | Domestic [Member] | Wholesale and Retail [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		1,960	4,198
Commercial [Member] | Domestic [Member] | Banks and Other Financial Institutions [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		24	21
Loans, current		4,872,955	4,812,328
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1],[2]	4,872,979	4,812,349
Commercial [Member] | Domestic [Member] | Banks and Other Financial Institutions [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		24	21
Commercial [Member] | Domestic [Member] | Communication and Information Services [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		1,351	985
Loans, current		1,548,925	1,550,219
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1],[2]	1,550,276	1,551,204
Commercial [Member] | Domestic [Member] | Communication and Information Services [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		1,170	657
Commercial [Member] | Domestic [Member] | Communication and Information Services [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		181	328
Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		30,877	28,566
Loans, current		8,911,480	8,909,368
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1],[2]	8,942,357	8,937,934
Commercial [Member] | Domestic [Member] | Other Industries [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		229	251
Commercial [Member] | Domestic [Member] | Other Industries [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		30,648	28,315
Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		9,077	8,996
Loans, current		1,617,367	1,721,334
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1],[2]	1,626,444	1,730,330
Loans, greater than 90 days past due and accruing		3,517	3,411
Commercial [Member] | Domestic [Member] | Consumer [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		3,400	3,527
Commercial [Member] | Domestic [Member] | Consumer [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		5,677	5,469
Commercial [Member] | Foreign-excluding MUAH and Krungsri [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		31,038	32,167
Loans, current		37,832,173	36,694,369
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1],[2]	37,863,211	36,726,536
Loans, greater than 90 days past due and accruing		916	1,083
Commercial [Member] | Foreign-excluding MUAH and Krungsri [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		12,655	12,512
Commercial [Member] | Foreign-excluding MUAH and Krungsri [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		18,383	19,655
Residential [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		86,587	97,472
Loans, current		13,765,686	13,974,118
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1],[2]	13,852,273	14,071,590
Loans, greater than 90 days past due and accruing		7,422	10,806
Residential [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		70,006	78,073
Residential [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		16,581	19,399
Card [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		49,758	51,105
Loans, current		528,174	528,284
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1],[2]	577,932	579,389
Card [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		17,700	18,887
Card [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		32,058	32,218
MUAH [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		34,990	36,793
Loans, current		9,048,818	9,009,426
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1],[2]	9,083,808	9,046,219
Loans, greater than 90 days past due and accruing		763	771
FDIC covered loans not subject to the guidance on loans and debt securities acquired with deteriorated credit quality			5
MUAH [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		21,226	23,145
MUAH [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		13,764	13,648
Krungsri [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		215,123	215,980
Loans, current		5,587,828	5,383,477
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1],[2]	5,802,951	5,599,457
Krungsri [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		121,122	116,665
Krungsri [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		¥ 94,001	¥ 99,315

[1]	Total loans in the above table do not include loans held for sale and loans acquired with deteriorated credit quality and represent balances without adjustments in relation to unearned income, unamortized premiums and deferred loan fees.
[2]	Total loans of MUFG Americas Holdings do not include ¥5 million and nil of FDIC covered loans at March 31, 2018 and September 30, 2018, respectively, which are not subject to the guidance on loans and debt securities acquired with deteriorated credit quality.